FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                   May 3, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

            Re:  First Investors Tax-Exempt Money
                  Market Fund, Inc.
                  File Nos. 2-82572 and 811-3690

Gentlemen:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Tax-Exempt Money Market Fund, Inc. (the "Fund") hereby certifies:

      (1) The form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 20 was filed electronically with the Commission.

                                    Very truly yours,

                                    FIRST INVESTORS TAX-EXEMPT
                                    MONEY MARKET FUND, INC.

                                    By: /s/ C. Durso
                                    ---------------------------
                                            C. Durso, Vice President